Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	NexCore Companies LLC
Entity Central Index Key	0001571765
Document Type	S-4
Document Period End Date	Mar. 31, 2013
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013
Amendment Description	Revise and update Form S-4